Financial Instruments - Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	$ 201,517	$ 157,620	$ 125,773
Loss from operation	(14,602)	(49,919)	(65,929)
Total shareholders' equity	240,332	$ 274,677	$ 327,189	$ 75,748
-10% [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	183,027
Cost and operating expenses	(197,239)
Loss from operation	(14,212)
Total shareholders' equity	240,722
Actual [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	201,517
Cost and operating expenses	(216,119)
Loss from operation	(14,602)
Total shareholders' equity	240,332
+10% [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	220,007
Cost and operating expenses	(234,998)
Loss from operation	(14,992)
Total shareholders' equity	$ 239,942